Other Equity Instruments	6 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [abstract]
Other Equity Instruments
27. OTHER EQUITY INSTRUMENTS

	Interest rate		30 June 2021	31 December 2020
	%	Next call date	£m	£m
£300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	750	750
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	5.18	n/a	—	210
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	500
- £210m Fixed Rate Reset Perpetual AT1 Capital Securities	4.25	March 2026	210	—
			2,191	2,191

In March 2021, Santander UK plc purchased and redeemed the remaining £210m of the original £500m 5.18%Fixed Rate Reset Perpetual AT1 Capital Securities and issued £210m 4.25% Fixed Rate Reset Perpetual AT1 Capital Securities, which were fully subscribed by the Company’s immediate parent company, Santander UK Group Holdings plc.